BANCREEK U.S. LARGE CAP ETF

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2026

Common Stocks — 99.9%	Shares	Fair Value
Communications — 9.5%
Meta Platforms, Inc., Class A	4,651	$ 3,014,685
Netflix, Inc.(a)	38,913	3,744,988
Spotify Technology S.A.(a)	7,080	3,645,775
		10,405,448
Consumer Discretionary — 8.6%
Ralph Lauren Corporation	8,786	3,185,804
Royal Caribbean Cruises Ltd.	9,479	2,947,590
TJX Companies, Inc. (The)	20,263	3,275,716
		9,409,110
Consumer Staples — 9.9%
Casey's General Stores, Inc.	6,421	4,402,173
Sprouts Farmers Market, Inc.(a)	44,880	3,315,286
Walmart, Inc.	24,375	3,118,781
		10,836,240
Energy — 6.7%
Targa Resources Corporation	15,247	3,595,243
TechnipFMC plc	55,156	3,657,394
		7,252,637
Financials — 9.2%
Bank of New York Mellon Corporation (The)	25,712	3,062,299
Interactive Brokers Group, Inc., Class A	42,472	3,023,582
JPMorgan Chase & Company	13,114	3,938,134
		10,024,015
Health Care — 10.8%
Boston Scientific Corporation(a)	55,079	4,232,821
Cardinal Health, Inc.	20,094	4,606,148
Eli Lilly & Company	2,823	2,969,768
		11,808,737
Industrials — 25.2%*
Amphenol Corporation, Class A	31,981	4,671,144
EMCOR Group, Inc.	4,409	3,194,850
Granite Construction, Inc.	25,363	3,410,308
Mueller Industries, Inc.	27,192	3,207,568
Parker-Hannifin Corporation	4,288	4,327,364
Trane Technologies PLC	9,419	4,354,592
TransDigm Group, Inc.	3,283	4,277,060
		27,442,886
Materials — 7.1%
Carpenter Technology Corporation	9,333	3,715,187
CRH PLC	33,820	4,057,724
		7,772,911
Technology — 12.9%
Broadcom, Inc.	10,114	3,231,929
Flex Ltd.(a)	53,025	3,341,636
InterDigital, Inc.	13,246	4,855,056
International Business Machines Corporation	10,802	2,594,748
		14,023,369
Total Common Stocks
(Cost $100,941,978)		108,975,353

Total Investments — 99.9%
(Cost $100,941,978)		108,975,353

Other Assets in Excess of Liabilities — 0.1%		56,098

Total Net Assets — 100.0%		$ 109,031,451

LTD	- Limited Company
PLC	- Public Limited Company
S.A.	- Société Anonyme
(a)	Non-income producing security.
*	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.